Borrowings - Pre-Swap Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pre-swap annual contractual obligations of long-term debt outstanding
2023	$ 4,754
2024	6,367
2025	4,875
2026	4,700
2027	4,705
Thereafter	26,585
Total	$ 51,986	$ 52,339